Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Alpha Strategy Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Micro Cap Growth Fund

Value Opportunities Fund

For the period ended July 31, 2026

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.98%

INVESTMENTS IN AFFILIATED FUNDS(a)(b) 99.98%
Lord Abbett Developing Growth Fund, Inc. - Class I(c)	3,174,268	$127,986,473
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,065,360	68,673,228
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	5,100,073	127,144,814
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I(d)	2,322,417	70,067,334
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	5,790,496	138,450,754
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	6,226,351	134,302,406
Total Investments in Affiliated Funds (cost $501,760,723)		666,625,009
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.08%

Repurchase Agreements 0.08%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $454,400 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $527,362; proceeds: $516,961 (cost $516,821)	$516,821	$516,821
Total Investments in Securities 100.06% (cost $502,277,544)		667,141,830
Other Assets and Liabilities – Net (0.06)%		(384,948)
Net Assets 100.00%		$666,756,882

(a)	These investments offer daily redemptions.
(b)	See Note 5.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$666,625,009	$–	$–	$666,625,009
Short-Term Investments
Repurchase Agreements	–	516,821	–	516,821
Total	$666,625,009	$516,821	$–	$667,141,830

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.24%

COMMON STOCKS 98.24%

Aerospace & Defense 4.53%
Carpenter Technology Corp.	5,724	$2,974,534
Howmet Aerospace, Inc.	15,065	4,252,247
Total		7,226,781

Biotechnology 5.32%
Argenx SE ADR*	1,621	1,384,042
Cogent Biosciences, Inc.*	58,075	2,260,860
Madrigal Pharmaceuticals, Inc.*	3,839	1,794,041
Revolution Medicines, Inc.*	16,222	3,042,112
Total		8,481,055

Broadline Retail 3.57%
Amazon.com, Inc.*	20,978	5,697,205

Building Products 0.77%
Modine Manufacturing Co.*	6,072	1,220,836

Capital Markets 2.45%
Interactive Brokers Group, Inc. Class A	44,339	3,901,389

Communications Equipment 4.17%
Arista Networks, Inc.*	25,440	4,588,104
Ciena Corp.*	5,439	2,050,775
Total		6,638,879

Construction & Engineering 5.64%
Comfort Systems USA, Inc.	4,102	7,095,188
Sterling Infrastructure, Inc.*	3,189	1,903,100
Total		8,998,288

Diversified Telecommunication Services 0.37%
Space Exploration Technologies Corp. Class A*(a)	5,387	583,789
Investments	Shares	Fair Value
Electrical Equipment 4.91%
Bloom Energy Corp. Class A*	14,926	$3,071,920
GE Vernova, Inc.	4,805	4,758,343
Total		7,830,263

Electronic Equipment, Instruments & Components 1.52%
Corning, Inc.	17,533	2,423,937

Health Care Providers & Services 2.22%
Guardant Health, Inc.*	21,843	3,538,348

Information Technology Services 3.02%
Cloudflare, Inc. Class A*	8,842	2,466,741
Twilio, Inc. Class A*	11,922	2,352,807
Total		4,819,548

Interactive Media & Services 10.91%
Alphabet, Inc. Class A	41,025	14,610,233
Meta Platforms, Inc. Class A	5,004	2,785,777
Total		17,396,010

Pharmaceuticals 5.13%
Eli Lilly & Co.	7,121	8,180,890

Semiconductors & Semiconductor Equipment 24.82%
Advanced Micro Devices, Inc.*	6,650	3,166,398
Broadcom, Inc.	17,222	6,704,180
Lam Research Corp.	19,507	5,715,941
NVIDIA Corp.	119,463	23,982,197
Total		39,568,716

Software 8.66%
AppLovin Corp. Class A*	4,549	1,800,949
Crowdstrike Holdings, Inc. Class A*	21,580	4,118,759
Datadog, Inc. Class A*	14,641	3,923,349
Microsoft Corp.	8,531	3,964,526
Total		13,807,583

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND July 31, 2026

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 10.23%
Apple, Inc.	40,633	$12,551,940
Sandisk Corp.*	3,095	3,759,899
Total		16,311,839
Total Common Stocks (cost $111,696,337)		156,625,356

	Principal Amount

SHORT-TERM INVESTMENTS 2.17%

Repurchase Agreements 1.79%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $2,507,500 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $2,909,648; proceeds: $2,853,192 (cost $2,852,420)	$2,852,420	2,852,420
Investments	Principal Amount	Fair Value
Time Deposits 0.04%
CitiBank N.A.(b) (cost $61,063)	$61,063	$61,063

	Shares

Money Market Funds 0.34%
Fidelity Government Portfolio(b) (cost $549,566)	549,566	549,566
Total Short-Term Investments (cost $3,463,049)		3,463,049
Total Investments in Securities 100.41% (cost $115,159,386)		160,088,405
Other Assets and Liabilities – Net (0.41)%		(653,942)
Net Assets 100.00%		$159,434,463

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$156,625,356	$–	$–	$156,625,356
Short-Term Investments
Repurchase Agreements	–	2,852,420	–	2,852,420
Time Deposits	–	61,063	–	61,063
Money Market Funds	549,566	–	–	549,566
Total	$157,174,922	$2,913,483	$–	$160,088,405

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.97%

COMMON STOCKS 98.97%

Aerospace & Defense 6.97%
Boeing Co.*	25,378	$5,485,201
RTX Corp.	27,542	5,927,589
Total		11,412,790

Banks 4.13%
JPMorgan Chase & Co.	19,212	6,758,590

Beverages 3.41%
Carlsberg AS Class B(a)	37,963	5,590,228

Biotechnology 2.82%
Gilead Sciences, Inc.	35,495	4,621,804

Capital Markets 10.80%
Charles Schwab Corp.	48,428	5,096,563
KKR & Co., Inc.	49,476	5,018,350
SEI Investments Co.	73,604	7,579,740
Total		17,694,653

Electronic Equipment, Instruments & Components 7.78%
Amphenol Corp. Class A	41,270	6,632,089
TD SYNNEX Corp.	23,908	6,113,276
Total		12,745,365

Health Care Providers & Services 3.18%
UnitedHealth Group, Inc.	12,560	5,204,864

Insurance 6.88%
Aon PLC Class A (United Kingdom)(b)	18,938	6,828,096
Progressive Corp.	21,060	4,452,505
Total		11,280,601

Interactive Media & Services 4.99%
Alphabet, Inc. Class A	22,967	8,179,238

Life Sciences Tools & Services 4.42%
IQVIA Holdings, Inc.*	30,819	7,243,081

Machinery 3.37%
Parker-Hannifin Corp.	5,657	5,524,230
Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 7.52%
Expand Energy Corp.	31,652	$2,976,238
Permian Resources Corp. Class A	183,637	3,913,304
Shell PLC ADR	59,047	5,431,143
Total		12,320,685

Pharmaceuticals 3.82%
Novartis AG ADR	40,090	6,260,054

Real Estate Management & Development 3.49%
CBRE Group, Inc. Class A*	38,992	5,724,416

Semiconductors & Semiconductor Equipment 8.25%
ASML Holding NV NY Reg Shares (Netherlands)(b)	3,630	5,913,270
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,809	7,603,538
Total		13,516,808

Software 4.45%
Microsoft Corp.	15,699	7,295,639

Specialty Retail 9.24%
Dick’s Sporting Goods, Inc.	23,594	4,622,300
Lowe’s Cos., Inc.	20,074	4,171,578
Ross Stores, Inc.	25,270	6,344,539
Total		15,138,417

Trading Companies & Distributors 3.45%
AerCap Holdings NV (Ireland)(b)	37,484	5,656,336
Total Common Stocks (cost $134,844,960)		162,167,799

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND July 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.98%

Repurchase Agreements 0.98%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $1,408,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $1,633,849; proceeds: $1,602,076 (cost $1,601,642)	$1,601,642	$1,601,642
Total Investments in Securities 99.95% (cost $136,446,602)		163,769,441
Other Assets and Liabilities – Net 0.05%		87,516
Net Assets 100.00%		$163,856,957

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$5,590,228	$–	$5,590,228
Remaining Industries	156,577,571	–	–	156,577,571
Short-Term Investments
Repurchase Agreements	–	1,601,642	–	1,601,642
Total	$156,577,571	$7,191,870	$–	$163,769,441

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.49%

COMMON STOCKS 99.49%

Aerospace & Defense 2.22%
Hexcel Corp.	21,234	$2,186,040

Banks 11.59%
Axos Financial, Inc.*	21,803	2,211,042
Bancorp, Inc.*	30,574	2,050,598
Bank of NT Butterfield & Son Ltd.	39,738	2,435,542
Seacoast Banking Corp. of Florida	65,137	2,262,860
Wintrust Financial Corp.	15,428	2,461,383
Total		11,421,425

Building Products 2.39%
AZZ, Inc.	16,243	2,350,687

Capital Markets 7.78%
Affiliated Managers Group, Inc.	7,702	2,824,554
Marex Group Ltd.	45,994	2,985,931
Moelis & Co. Class A	27,685	1,857,110
Total		7,667,595

Chemicals 5.27%
Avient Corp.	52,882	1,920,674
Element Solutions, Inc.	89,076	3,271,762
Total		5,192,436

Commercial Services & Supplies 3.04%
Brady Corp. Class A	31,773	2,995,241

Construction & Engineering 3.17%
WillScot Holdings Corp.	128,793	3,127,094

Consumer Finance 3.29%
EZCORP, Inc. Class A*	53,243	1,585,044
FirstCash Holdings, Inc.	8,111	1,654,725
Total		3,239,769

Consumer Staples Distribution & Retail 2.72%
PriceSmart, Inc.	13,801	2,676,152

Containers & Packaging 2.89%
TriMas Corp.	71,191	2,842,657
Investments	Shares	Fair Value
Electric: Utilities 2.46%
IDACORP, Inc.	16,991	$2,428,184

Electrical Equipment 2.76%
Sensata Technologies Holding PLC	58,670	2,715,834

Electronic Equipment, Instruments & Components 6.43%
Insight Enterprises, Inc.*	24,409	3,147,052
Littelfuse, Inc.	7,204	3,185,105
Total		6,332,157

Ground Transportation 2.81%
Landstar System, Inc.	15,841	2,768,531

Insurance 2.83%
White Mountains Insurance Group Ltd.	1,329	2,787,883

Leisure Products 2.92%
Callaway Golf Co.*	155,959	2,879,003

Life Sciences Tools & Services 4.25%
Fortrea Holdings, Inc.*	218,679	4,192,076

Machinery 1.88%
Wabash National Corp.	147,582	1,853,630

Oil, Gas & Consumable Fuels 6.18%
Chord Energy Corp.	20,884	2,931,696
Gulfport Energy Corp.*	9,796	1,580,781
Northern Oil & Gas, Inc.	74,461	1,574,850
Total		6,087,327

Personal Care Products 2.55%
Interparfums, Inc.	20,204	2,516,408

Pharmaceuticals 2.48%
Phibro Animal Health Corp. Class A	67,129	2,438,797

Professional Services 2.96%
Genpact Ltd.	83,019	2,919,778

Real Estate Management & Development 2.61%
Cushman & Wakefield Ltd.*	191,581	2,571,017

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND July 31, 2026

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 4.83%
Diodes, Inc.*	31,680	$2,607,898
Silicon Motion Technology Corp. ADR	8,500	2,155,600
Total		4,763,498

Software 1.22%
Commvault Systems, Inc.*	10,240	1,206,272

Textiles, Apparel & Luxury Goods 3.18%
Kontoor Brands, Inc.	37,426	3,134,053

Trading Companies & Distributors 2.78%
Rush Enterprises, Inc. Class A	34,376	2,742,861
Total Common Stocks (cost $76,083,059)		98,036,405
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.57%

Repurchase Agreements 0.57%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $492,200 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $571,217; proceeds: $559,979 (cost $559,827)	$559,827	$559,827
Total Investments in Securities 100.06% (cost $76,642,886)		98,596,232
Other Assets and Liabilities – Net (0.06)%		(59,881)
Net Assets 100.00%		$98,536,351

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$98,036,405	$–	$–	$98,036,405
Short-Term Investments
Repurchase Agreements	–	559,827	–	559,827
Total	$98,036,405	$559,827	$–	$98,596,232

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.71%

COMMON STOCKS 99.71%

Aerospace & Defense 6.34%
Boeing Co.*	213,577	$46,162,533
General Dynamics Corp.	105,360	40,397,131
RTX Corp.	247,990	53,372,408
Total		139,932,072

Banks 7.80%
Citizens Financial Group, Inc.	415,390	29,762,693
JPMorgan Chase & Co.	253,818	89,290,634
Wells Fargo & Co.	611,977	52,905,412
Total		171,958,739

Beverages 2.11%
Carlsberg AS Class B(a)	316,292	46,575,469

Biotechnology 3.52%
Gilead Sciences, Inc.	238,730	31,085,033
United Therapeutics Corp.*	90,098	46,644,636
Total		77,729,669

Building Products 1.11%
Allegion PLC (Ireland)(b)	155,794	24,521,976

Capital Markets 6.76%
Charles Schwab Corp.	335,045	35,260,136
KKR & Co., Inc.	285,269	28,934,834
Morgan Stanley	173,305	36,466,838
SEI Investments Co.	471,006	48,504,198
Total		149,166,006

Chemicals 1.48%
CF Industries Holdings, Inc.	259,890	32,535,629

Construction & Engineering 1.15%
EMCOR Group, Inc.	31,815	25,370,235

Construction Materials 1.22%
CRH PLC (Ireland)(b)	283,459	26,931,440
Investments	Shares	Fair Value
Electric: Utilities 2.62%
Entergy Corp.	311,826	$33,558,714
FirstEnergy Corp.	500,656	24,186,691
Total		57,745,405

Electrical Equipment 0.86%
Hubbell, Inc.	40,300	19,043,765

Electronic Equipment, Instruments & Components 8.29%
Amphenol Corp. Class A	241,270	38,772,089
CDW Corp.	157,690	23,308,159
Jabil, Inc.	84,440	26,602,822
Keysight Technologies, Inc.*	68,460	21,844,217
TD SYNNEX Corp.	173,676	44,408,953
Teledyne Technologies, Inc.*	42,430	27,815,835
Total		182,752,075

Energy Equipment & Services 1.12%
Halliburton Co.	767,820	24,762,195

Health Care Providers & Services 6.10%
Labcorp Holdings, Inc.	122,149	37,768,471
McKesson Corp.	47,997	41,094,551
UnitedHealth Group, Inc.	134,280	55,645,632
Total		134,508,654

Hotels, Restaurants & Leisure 1.45%
Booking Holdings, Inc.	165,490	31,923,021

Insurance 6.97%
Aon PLC Class A (United Kingdom)(b)	124,151	44,762,643
Arch Capital Group Ltd.*	443,664	44,601,542
Arthur J Gallagher & Co.	122,442	30,539,484
Progressive Corp.	159,980	33,822,971
Total		153,726,640

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND July 31, 2026

Investments	Shares	Fair Value
Interactive Media & Services 4.53%
Alphabet, Inc. Class A	280,340	$99,837,484

Life Sciences Tools & Services 1.69%
IQVIA Holdings, Inc.*	158,575	37,268,296

Machinery 1.77%
Parker-Hannifin Corp.	39,945	39,007,491

Metals & Mining 1.94%
Steel Dynamics, Inc.	170,636	42,874,001

Multi-Utilities 1.21%
CMS Energy Corp.	370,140	26,646,379

Oil, Gas & Consumable Fuels 6.78%
Expand Energy Corp.	298,505	28,068,425
Permian Resources Corp. Class A	1,779,050	37,911,556
Shell PLC ADR	569,937	52,422,805
Williams Cos., Inc.	435,390	31,147,801
Total		149,550,587

Pharmaceuticals 3.51%
Novartis AG ADR	287,870	44,950,901
Teva Pharmaceutical Industries Ltd. ADR*	925,218	32,391,882
Total		77,342,783

Real Estate Management & Development 1.62%
CBRE Group, Inc. Class A*	243,776	35,788,755

Semiconductors & Semiconductor Equipment 5.88%
Analog Devices, Inc.	81,660	30,002,701
ASML Holding NV NY Reg Shares (Netherlands)(b)	26,150	42,598,350
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	141,025	57,009,356
Total		129,610,407

Software 2.90%
Microsoft Corp.	137,873	64,072,341
Investments	Shares	Fair Value
Specialty Retail 5.24%
Dick’s Sporting Goods, Inc.	195,330	$38,267,100
Lowe’s Cos., Inc.	174,082	36,175,980
Ross Stores, Inc.	163,410	41,027,349
Total		115,470,429

Technology Hardware, Storage & Peripherals 1.86%
NetApp, Inc.	230,000	41,055,000

Trading Companies & Distributors 1.88%
AerCap Holdings NV (Ireland)(b)	274,807	41,468,376
Total Common Stocks (cost $1,390,113,937)		2,199,175,319

	Principal Amount

SHORT-TERM INVESTMENTS 0.45%

Repurchase Agreements 0.45%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $8,855,200 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $10,275,120; proceeds: $10,076,264 (cost $10,073,535)	$10,073,535	10,073,535
Total Investments in Securities 100.16% (cost $1,400,187,472)		2,209,248,854
Other Assets and Liabilities – Net (0.16)%		(3,618,142)
Net Assets 100.00%		$2,205,630,712

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$46,575,469	$–	$46,575,469
Remaining Industries	2,152,599,850	–	–	2,152,599,850
Short-Term Investments
Repurchase Agreements	–	10,073,535	–	10,073,535
Total	$2,152,599,850	$56,649,004	$–	$2,209,248,854

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 99.00%

COMMON STOCKS 99.00%

Australia 0.36%

Diversified REITS
Charter Hall Group	87,920	$1,437,638

Austria 1.58%

Banks
BAWAG Group AG†	30,915	6,269,424

Brazil 0.12%

Broadline Retail
MercadoLibre, Inc.*	243	456,342

Canada 3.81%

Banks 0.63%
Royal Bank of Canada	11,906	2,491,949

Consumer Staples Distribution & Retail 1.85%
Alimentation
Couche-Tard, Inc.	113,165	7,346,825

Information Technology Services 0.15%
Shopify, Inc. Class A*	5,063	592,962

Trading Companies & Distributors 1.18%
Toromont Industries Ltd.	31,141	4,684,312
Total Canada		15,116,048

China 3.16%

Marine Transportation 2.14%
SITC International Holdings Co. Ltd.	1,685,113	8,495,994

Textiles, Apparel & Luxury Goods 1.02%
ANTA Sports Products Ltd.	401,800	4,043,882
Total China		12,539,876
Investments	Shares	U.S. $ Fair Value
France 1.79%

Construction & Engineering 0.46%
Eiffage SA	12,781	$1,816,558

Oil, Gas & Consumable Fuels 0.77%
Gaztransport Et Technigaz SA	13,619	3,078,155

Textiles, Apparel & Luxury Goods 0.56%
Kering SA	4,094	1,351,320
LVMH Moet Hennessy Louis Vuitton SE	1,576	865,437
		2,216,757
Total France		7,111,470

Hungary 1.40%

Banks
OTP Bank Nyrt	37,488	5,553,540

Ireland 0.77%

Trading Companies & Distributors
AerCap Holdings NV	20,185	3,045,917

Italy 0.31%

Passenger Airlines
Ryanair Holdings PLC	44,347	1,243,556

Japan 5.34%

Chemicals 0.67%
NOF Corp.	152,900	2,656,699

Electrical Equipment 0.99%
Fuji Electric Co. Ltd.	44,922	3,920,310

Electronic Equipment, Instruments & Components 0.81%
Keyence Corp.	6,400	3,210,154

Health Care Equipment & Supplies 0.40%
Hoya Corp.	10,300	1,575,044

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Information Technology Services 0.86%
Obic Co. Ltd.	119,900	$3,439,159

Semiconductors & Semiconductor Equipment 0.76%
Disco Corp.	8,400	3,002,448

Specialty Retail 0.85%
USS Co. Ltd.	268,300	3,388,327
Total Japan		21,192,141

Mexico 1.81%

Banks
Grupo Financiero Banorte SAB de CV Class O	619,965	7,179,917

Peru 1.20%

Banks
Credicorp Ltd.	11,912	4,771,709

Singapore 0.72%

Banks 0.59%
DBS Group Holdings Ltd.	40,900	2,359,795

Broadline Retail 0.13%
Sea Ltd. ADR*	4,634	494,633
Total Singapore		2,854,428

South Korea 1.14%

Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	3,996	4,538,077

Spain 0.88%

Electric: Utilities
Iberdrola SA	147,766	3,509,972

Sweden 0.40%

Machinery
Volvo AB Class B	42,003	1,606,687
Investments	Shares	U.S. $ Fair Value
Switzerland 0.45%

Chemicals
Givaudan SA Registered Shares	446	$1,782,597

Taiwan 11.31%

Communications Equipment 1.80%
Accton Technology Corp.	110,000	7,129,863

Electronic Equipment, Instruments & Components 0.88%
Lotes Co. Ltd.*	62,000	3,494,288

Semiconductors & Semiconductor Equipment 6.66%
Hon Precision, Inc.	25,000	4,637,056
Realtek Semiconductor Corp.	221,537	4,593,967
Taiwan Semiconductor Manufacturing Co. Ltd.	233,036	17,236,563
		26,467,586

Technology Hardware, Storage & Peripherals 1.97%
Asia Vital Components Co. Ltd.	111,000	7,806,388
Total Taiwan		44,898,125

United Arab Emirates 0.16%

Banks
Abu Dhabi Islamic Bank PJSC	111,907	646,440

United Kingdom 2.17%

Food Products 0.62%
Cranswick PLC	34,115	2,459,851

Hotels, Restaurants & Leisure 0.31%
Compass Group PLC	38,442	1,220,758

Personal Care Products 0.35%
Unilever PLC	22,290	1,418,259

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 0.89%
Diploma PLC	35,662	$3,531,711
Total United Kingdom		8,630,579

United States 60.12%

Aerospace & Defense 0.35%
L3Harris Technologies, Inc.	588	162,911
TransDigm Group, Inc.	996	1,249,363
		1,412,274

Banks 3.82%
East West Bancorp, Inc.	57,004	7,467,524
JPMorgan Chase & Co.	21,906	7,706,312
		15,173,836

Biotechnology 0.91%
AbbVie, Inc.	14,393	3,611,779

Broadline Retail 4.17%
Amazon.com, Inc.*	60,955	16,554,159

Capital Markets 5.46%
Ameriprise Financial, Inc.	6,620	3,613,461
Charles Schwab Corp.	58,754	6,183,271
LPL Financial Holdings, Inc.	7,380	2,610,306
Moody’s Corp.	3,403	1,627,927
SEI Investments Co.	74,254	7,646,677
		21,681,642

Construction Materials 0.04%
CRH PLC	1,577	149,831

Consumer Staples Distribution & Retail 0.48%
Dollar General Corp.	15,095	1,917,820

Electrical Equipment 1.21%
Nextpower, Inc. Class A*	53,693	4,825,390
Investments	Shares	U.S. $ Fair Value
United States (continued)

Electronic Equipment, Instruments & Components 1.58%
Amphenol Corp. Class A	39,103	$6,283,852

Entertainment 0.08%
Netflix, Inc.*	4,361	312,727

Financial Services 1.54%
Visa, Inc. Class A	16,699	6,114,005

Ground Transportation 1.85%
Uber Technologies, Inc.*	35,279	2,482,230
Union Pacific Corp.	16,605	4,850,819
		7,333,049

Health Care Equipment & Supplies 1.70%
Dexcom, Inc.*	75,055	6,263,340
IDEXX Laboratories, Inc.*	849	474,650
		6,737,990

Health Care Providers & Services 2.11%
McKesson Corp.	2,448	2,095,953
UnitedHealth Group, Inc.	15,197	6,297,637
		8,393,590

Insurance 0.75%
Aon PLC Class A	8,226	2,965,884

Interactive Media & Services 7.38%
Alphabet, Inc. Class A	58,732	20,916,227
Meta Platforms, Inc. Class A	15,076	8,392,960
		29,309,187

Life Sciences Tools & Services 0.67%
Thermo Fisher Scientific, Inc.	4,622	2,654,415

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 2.68%
Cheniere Energy, Inc.	12,125	$3,195,786
EOG Resources, Inc.	18,040	2,682,368
Marathon Petroleum Corp.	3,889	1,230,752
Williams Cos., Inc.	49,251	3,523,416
		10,632,322

Pharmaceuticals 3.27%
Eli Lilly & Co.	4,757	5,465,032
Johnson & Johnson	29,310	7,513,618
		12,978,650

Semiconductors & Semiconductor Equipment 11.85%
Analog Devices, Inc.	10,613	3,899,322
Broadcom, Inc.	33,097	12,884,000
KLA Corp.	20,766	3,796,440
NVIDIA Corp.	131,874	26,473,706
		47,053,468

Software 4.17%
Datadog, Inc. Class A*	4,535	1,215,244
Microsoft Corp.	33,018	15,344,125
		16,559,369

Specialty Retail 1.64%
Carvana Co.*	28,029	1,747,889
Lowe’s Cos., Inc.	940	195,341
TJX Cos., Inc.	15,655	2,463,158
Ulta Beauty, Inc.*	4,152	2,129,270
		6,535,658

Technology Hardware, Storage & Peripherals 0.97%
Dell Technologies, Inc. Class C	9,524	3,860,744

Trading Companies & Distributors 1.44%
Sunbelt Rentals Holdings, Inc.	79,831	5,719,588
Total United States		238,771,229
Total Common Stocks (cost $314,462,756)		393,155,712
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.20%

Repurchase Agreements 1.20%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $4,206,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $4,881,540; proceeds: $4,786,932 (cost $4,785,635)	$4,785,635	$4,785,635
Total Investments in Securities 100.20% (cost $319,248,391)		397,941,347
Other Assets and Liabilities – Net (0.20)%		(800,959)
Net Assets 100.00%		$397,140,388

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $6,269,424, which represents 1.58% of net assets.
*	Non-income producing security.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$1,437,638	$–	$1,437,638
Austria	–	6,269,424	–	6,269,424
Brazil	456,342	–	–	456,342
Canada	15,116,048	–	–	15,116,048
China	–	12,539,876	–	12,539,876
France	–	7,111,470	–	7,111,470
Hungary	–	5,553,540	–	5,553,540
Ireland	3,045,917	–	–	3,045,917
Italy	–	1,243,556	–	1,243,556
Japan	–	21,192,141	–	21,192,141
Mexico	7,179,917	–	–	7,179,917
Peru	4,771,709	–	–	4,771,709
Singapore	494,633	2,359,795	–	2,854,428
South Korea	–	4,538,077	–	4,538,077
Spain	–	3,509,972	–	3,509,972
Sweden	–	1,606,687	–	1,606,687
Switzerland	–	1,782,597	–	1,782,597
Taiwan	–	44,898,125	–	44,898,125
United Arab Emirates	–	646,440	–	646,440
United Kingdom	1,220,758	7,409,821	–	8,630,579
United States	233,051,641	5,719,588	–	238,771,229
Short-Term Investments
Repurchase Agreements	–	4,785,635	–	4,785,635
Total	$265,336,965	$132,604,382	$–	$397,941,347

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

GROWTH LEADERS FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.15%

COMMON STOCKS 99.15%

Aerospace & Defense 5.47%
Carpenter Technology Corp.	192,058	$99,804,860
General Electric Co.	521,146	187,649,040
Howmet Aerospace, Inc.	420,633	118,727,871
Total		406,181,771

Biotechnology 7.18%
Argenx SE ADR*	66,050	56,394,811
Bridgebio Pharma, Inc.*	661,977	53,017,738
Cogent Biosciences, Inc.*	1,730,027	67,349,951
Madrigal Pharmaceuticals, Inc.*	140,436	65,628,551
Natera, Inc.*	371,818	99,557,988
Revolution Medicines, Inc.*	613,872	115,119,416
Vertex Pharmaceuticals, Inc.*	160,408	76,530,657
Total		533,599,112

Broadline Retail 3.03%
Amazon.com, Inc.*	830,026	225,418,461

Building Products 0.93%
Madison Air Solutions Corp. Class A*	1,397,726	40,617,917
Modine Manufacturing Co.*	141,298	28,409,376
Total		69,027,293

Capital Markets 1.45%
Interactive Brokers Group, Inc. Class A	1,219,943	107,342,785

Communications Equipment 4.66%
Arista Networks, Inc.*	1,019,203	183,813,261
Ciena Corp.*	114,263	43,082,864
Cisco Systems, Inc.	338,703	39,286,161
Lumentum Holdings, Inc.*	111,968	79,938,434
Total		346,120,720
Investments	Shares	Fair Value
Construction & Engineering 5.05%
Comfort Systems USA, Inc.	134,321	$232,333,691
EMCOR Group, Inc.	111,839	89,183,774
Sterling Infrastructure, Inc.*	89,233	53,251,577
Total		374,769,042

Diversified Telecommunication Services 0.27%
Space Exploration Technologies Corp. Class A*(a)	188,110	20,385,481

Electrical Equipment 5.14%
Bloom Energy Corp. Class A*	418,585	86,148,979
GE Vernova, Inc.	146,174	144,754,651
Innio NV (Germany)*(b)	1,198,219	29,260,508
Nextpower, Inc. Class A*	580,806	52,197,035
Vertiv Holdings Co. Class A	289,055	69,827,016
Total		382,188,189

Electronic Equipment, Instruments & Components 2.83%
Amphenol Corp. Class A	832,217	133,737,272
Corning, Inc.	552,295	76,354,784
Total		210,092,056

Entertainment 0.90%
Live Nation Entertainment, Inc.*	385,250	67,083,583

Financial Services 0.93%
Affirm Holdings, Inc.*	968,781	69,277,529

Ground Transportation 0.73%
XPO, Inc.*	270,357	54,333,646

Health Care Providers & Services 1.50%
Guardant Health, Inc.*	687,265	111,330,057

Hotels, Restaurants & Leisure 1.87%
Hilton Worldwide Holdings, Inc.	221,368	70,946,230

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND July 31, 2026

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Viking Holdings Ltd.*	652,757	$68,115,193
Total		139,061,423

Information Technology Services 4.72%
Cloudflare, Inc. Class A*	411,195	114,715,181
Shopify, Inc. Class A (Canada)*(b)	415,118	48,631,074
Snowflake, Inc.*	374,298	109,774,118
Twilio, Inc. Class A*	390,855	77,135,234
Total		350,255,607

Interactive Media & Services 8.69%
Alphabet, Inc. Class A	1,575,257	560,996,276
Meta Platforms, Inc. Class A	151,240	84,196,820
Total		645,193,096

Pharmaceuticals 3.93%
Eli Lilly & Co.	254,144	291,970,793

Semiconductors & Semiconductor Equipment 26.01%
Advanced Micro Devices, Inc.*	160,664	76,500,164
Analog Devices, Inc.	251,985	92,581,809
Broadcom, Inc.	529,049	205,948,195
KLA Corp.	333,410	60,954,016
Lam Research Corp.	673,180	197,255,203
Lattice Semiconductor Corp.*	376,644	46,805,550
Micron Technology, Inc.	172,685	142,124,935
Monolithic Power Systems, Inc.	76,196	108,657,782
NVIDIA Corp.	4,749,500	953,462,125
Teradyne, Inc.	130,846	48,110,766
Total		1,932,400,545

Software 5.72%
AppLovin Corp. Class A*	157,482	62,347,124
Crowdstrike Holdings, Inc. Class A*	531,792	101,497,821
Investments	Shares	Fair Value
Software (continued)
Datadog, Inc. Class A*	546,619	$146,477,493
Microsoft Corp.	172,719	80,265,974
Palantir Technologies, Inc. Class A*	280,339	34,498,517
Total		425,086,929

Specialty Retail 0.69%
Carvana Co.*	823,601	51,359,758

Technology Hardware, Storage & Peripherals 7.45%
Apple, Inc.	1,494,744	461,741,369
Sandisk Corp.*	75,373	91,565,382
Total		553,306,751
Total Common Stocks (cost $4,683,907,991)		7,365,784,627

	Principal Amount

SHORT-TERM INVESTMENTS 1.24%

Repurchase Agreements 0.95%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $62,546,500 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $72,575,444; proceeds: $71,171,477 (cost $71,152,206)	$71,152,206	71,152,206

Time Deposits 0.03%
CitiBank N.A.(c) (cost $2,132,311)	2,132,311	2,132,311

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND July 31, 2026

Investments	Shares	Fair Value
Money Market Funds 0.26%
Fidelity Government Portfolio(c) (cost $19,190,795)	19,190,795	$19,190,795
Total Short-Term Investments (cost $92,475,312)		92,475,312
Total Investments in Securities 100.39% (cost $4,776,383,303)		7,458,259,939
Other Assets and Liabilities – Net (0.39)%		(29,237,691)
Net Assets 100.00%		$7,429,022,248

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,365,784,627	$–	$–	$7,365,784,627
Short-Term Investments
Repurchase Agreements	–	71,152,206	–	71,152,206
Time Deposits	–	2,132,311	–	2,132,311
Money Market Funds	19,190,795	–	–	19,190,795
Total	$7,384,975,422	$73,284,517	$–	$7,458,259,939

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HEALTH CARE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.90%

COMMON STOCKS 96.90%

Belgium 1.35%

Pharmaceuticals
UCB SA	450	$115,508

Denmark 1.99%

Biotechnology
Ascendis Pharma AS*	698	170,249

France 0.47%

Biotechnology
DBV Technologies SA ADR*	2,973	40,135

Israel 1.21%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	2,957	103,525

Japan 1.17%

Pharmaceuticals
Otsuka Holdings Co. Ltd.	1,448	100,403

Netherlands 2.23%

Biotechnology
Argenx SE*	142	121,641
Newamsterdam Pharma Co. NV*	2,496	69,364
		191,005
South Korea 0.61%

Life Sciences Tools & Services
Samsung Biologics Co. Ltd.†*	51	52,471
Investments	Shares	U.S. $ Fair Value
Switzerland 2.60%

Pharmaceuticals
Galderma Group AG	1,023	$222,616

United Kingdom 1.97%

Pharmaceuticals
AstraZeneca PLC	992	168,749

United States 83.30%

Biotechnology 33.69%
Arrowhead Pharmaceuticals, Inc.*	1,538	130,192
BeOne Medicines Ltd. Class H*	7,131	176,278
Bridgebio Pharma, Inc.*	1,969	157,697
Celcuity, Inc.*	896	77,397
CG oncology, Inc.*	1,223	87,065
Cogent Biosciences, Inc.*	4,983	193,988
Dianthus Therapeutics, Inc.*	1,152	123,172
Gilead Sciences, Inc.	2,323	302,478
Jade Biosciences, Inc.*	1,934	38,197
Kymera Therapeutics, Inc.*	362	37,431
Madrigal Pharmaceuticals, Inc.*	350	163,562
Mirum Pharmaceuticals, Inc.*	1,087	115,168
Natera, Inc.*	1,151	308,192
Oruka Therapeutics, Inc.*	828	79,910
Praxis Precision Medicines, Inc.*	193	59,411
Protagonist Therapeutics, Inc.*	905	123,659
PTC Therapeutics, Inc.*	1,632	110,992
Revolution Medicines, Inc.*	764	143,273
Roivant Sciences Ltd.*	2,674	90,675

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)
Tango Therapeutics, Inc.*	2,000	$54,360
United Therapeutics Corp.*	234	121,144
Vertex Pharmaceuticals, Inc.*	402	191,794
		2,886,035

Health Care Equipment & Supplies 5.45%
Edwards Lifesciences Corp.*	1,775	152,774
Glaukos Corp.*	671	111,869
IDEXX Laboratories, Inc.*	89	49,757
Intuitive Surgical, Inc.*	259	91,513
Stryker Corp.	186	60,580
		466,493

Health Care Providers & Services 13.62%
BrightSpring Health Services, Inc.*	605	36,125
CVS Health Corp.	2,734	285,512
Encompass Health Corp.	677	75,194
Guardant Health, Inc.*	1,381	223,708
Hinge Health, Inc. Class A*	1,123	83,899
UnitedHealth Group, Inc.	1,115	462,056
		1,166,494

Health Care Technology 0.47%
HeartFlow, Inc.*	1,602	40,419

Life Sciences Tools & Services 8.13%
10X Genomics, Inc. Class A*	3,910	184,826
Adaptive Biotechnologies Corp.*	5,407	122,036
Illumina, Inc.*	594	121,829
Thermo Fisher Scientific, Inc.	345	198,133
West Pharmaceutical Services, Inc.	204	69,556
		696,380
Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 21.94%
Alumis, Inc.*(a)	2,183	$61,670
Definium Therapeutics, Inc.*	1,459	63,496
Eli Lilly & Co.	775	890,351
Enliven Therapeutics, Inc.*	1,478	81,009
Johnson & Johnson	1,656	424,515
Novartis AG Registered Shares	2,292	358,450
		1,879,491
Total United States		7,135,312
Total Common Stocks (cost $5,887,118)		8,299,973

	Principal Amount

SHORT-TERM INVESTMENTS 1.96%

Repurchase Agreements 1.21%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $104,200 of U.S. Treasury Note at 3.875% due 3/31/2027; value: $105,518; proceeds: $103,341 (cost $103,313)	$103,313	103,313

Time Deposits 0.07%
CitiBank N.A.(b) (cost $6,483)	6,483	6,483

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.68%
Fidelity Government Portfolio(b) (cost $58,347)	58,347	$58,347
Total Short-Term Investments (cost $168,143)		168,143
Total Investments in Securities 98.86% (cost $6,055,261)		8,468,116
Other Assets and Liabilities – Net 1.14%		97,392
Net Assets 100.00%		$8,565,508
ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $52,471, which represents 0.61% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Belgium	$–	$115,508	$–	$115,508
Denmark	170,249	–	–	170,249
France	40,135	–	–	40,135
Israel	103,525	–	–	103,525
Japan	–	100,403	–	100,403
Netherlands	69,364	121,641	–	191,005
South Korea	–	52,471	–	52,471
Switzerland	–	222,616	–	222,616
United Kingdom	–	168,749	–	168,749
United States	6,600,584	534,728	–	7,135,312
Short-Term Investments
Repurchase Agreements	–	103,313	–	103,313
Time Deposits	–	6,483	–	6,483
Money Market Funds	58,347	–	–	58,347
Total	$7,042,204	$1,425,912	$–	$8,468,116

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.00%

COMMON STOCKS 98.00%

Australia 1.41%

Metals & Mining
BHP Group Ltd.	283,350	$11,943,360

Austria 2.59%

Banks
BAWAG Group AG†	48,159	9,766,430
Erste Group Bank AG	92,441	12,084,172
		21,850,602

Brazil 0.61%

Capital Markets
B3 SA - Brasil Bolsa Balcao	1,649,490	5,118,506

Canada 3.98%

Banks 1.37%
Toronto-Dominion Bank	96,291	11,542,419

Broadline Retail 0.74%
Dollarama, Inc.	45,673	6,221,901

Consumer Staples Distribution & Retail 0.91%
Alimentation Couche-Tard, Inc.	118,724	7,707,723

Oil, Gas & Consumable Fuels 0.96%
Imperial Oil Ltd.	62,810	8,143,323
Total Canada		33,615,366

Chile 0.73%

Metals & Mining
Antofagasta PLC	123,233	6,142,028

China 2.16%

Broadline Retail 0.90%
Alibaba Group Holding Ltd.	499,230	7,604,967
Investments	Shares	U.S. $ Fair Value
China (continued)

Interactive Media & Services 1.26%
Tencent Holdings Ltd.	174,017	$10,632,958
Total China		18,237,925

Denmark 2.30%

Banks 1.06%
Danske Bank AS	155,796	8,966,007

Pharmaceuticals 1.24%
Novo Nordisk AS Class B	220,662	10,437,660
Total Denmark		19,403,667

Finland 0.71%

Communications Equipment
Nokia OYJ	654,034	6,045,191

France 7.40%

Aerospace & Defense 0.97%
Safran SA	20,765	8,160,257

Banks 0.81%
Societe Generale SA	72,670	6,830,736

Building Products 0.94%
Cie de Saint-Gobain SA	84,825	7,972,454

Commercial Services & Supplies 0.48%
SPIE SA	75,222	4,045,494

Electrical Equipment 1.00%
Legrand SA	55,480	8,434,581

Oil, Gas & Consumable Fuels 0.95%
TotalEnergies SE	91,488	8,065,624

Personal Care Products 1.17%
L’Oreal SA	22,100	9,843,234

Textiles, Apparel & Luxury Goods 1.08%
Kering SA	7,500	2,475,550
LVMH Moet Hennessy Louis Vuitton SE	12,053	6,618,724
		9,094,274
Total France		62,446,654

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Germany 4.62%

Construction Materials 0.72%
Heidelberg Materials AG	32,746	$6,096,156

Electrical Equipment 1.00%
Siemens Energy AG	49,384	8,436,909

Insurance 1.15%
Allianz SE Registered Shares	19,542	9,733,908

Multi-Utilities 0.62%
E.ON SE	244,920	5,276,375

Semiconductors & Semiconductor Equipment 0.64%
Infineon Technologies AG	74,930	5,377,241

Software 0.49%
SAP SE	22,500	4,124,140
Total Germany		39,044,729

Greece 1.04%

Banks
Alpha Bank SA	1,769,852	8,776,220

Hungary 1.46%

Banks
OTP Bank Nyrt	83,233	12,330,286

India 0.89%

Wireless Telecommunication Services
Bharti Airtel Ltd.	362,625	7,491,587

Ireland 1.88%

Banks 1.17%
AIB Group PLC	833,393	9,912,058

Trading Companies & Distributors 0.71%
AerCap Holdings NV	39,680	5,987,712
Total Ireland		15,899,770
Investments	Shares	U.S. $ Fair Value
Italy 1.64%

Banks 1.16%
Banca Monte dei Paschi di Siena SpA	728,420	$9,756,007

Passenger Airlines 0.48%
Ryanair Holdings PLC	144,720	4,058,165
Total Italy		13,814,172

Japan 15.77%

Automobiles 0.82%
Toyota Motor Corp.	365,330	6,913,748

Banks 2.75%
Mizuho Financial Group, Inc.	209,310	10,851,507
Sumitomo Mitsui Financial Group, Inc.	288,721	12,406,026
		23,257,533

Broadline Retail 0.88%
Ryohin Keikaku Co. Ltd.	282,060	7,398,508

Electrical Equipment 1.74%
Fuji Electric Co. Ltd.	69,810	6,092,268
Mitsubishi Electric Corp.	238,590	8,594,748
		14,687,016

Electronic Equipment, Instruments & Components 1.77%
Anritsu Corp.	96,000	2,226,729
Keyence Corp.	13,200	6,620,943
Murata Manufacturing Co. Ltd.	134,400	6,123,844
		14,971,516

Health Care Equipment & Supplies 0.51%
Hoya Corp.	28,290	4,326,019

Household Durables 0.77%
Panasonic Holdings Corp.	245,390	6,488,716

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Industrial Conglomerates 1.23%
Hitachi Ltd.	315,915	$10,352,704

Machinery 1.33%
Ebara Corp.	162,090	5,502,565
Mitsubishi Heavy Industries Ltd.	243,980	5,699,940
		11,202,505

Semiconductors & Semiconductor Equipment 0.79%
Disco Corp.	7,080	2,530,635
Tokyo Electron Ltd.	12,500	4,179,213
		6,709,848

Specialty Retail 0.70%
Fast Retailing Co. Ltd.	12,050	5,900,515

Textiles, Apparel & Luxury Goods 0.60%
Asics Corp.	173,080	5,103,164

Tobacco 1.10%
Japan Tobacco, Inc.	208,580	9,299,931

Trading Companies & Distributors 0.78%
Marubeni Corp.	202,540	6,546,228
Total Japan		133,157,951

Mexico 0.49%

Construction Materials
Cemex SAB de CV ADR	351,440	4,154,021

Netherlands 5.09%

Banks 1.00%
ING Groep NV	240,109	8,437,802

Biotechnology 0.40%
Argenx SE ADR*	3,921	3,347,828

Insurance 1.44%
NN Group NV	128,707	12,132,067

Semiconductors & Semiconductor Equipment 2.25%
ASML Holding NV	11,555	19,042,003
Total Netherlands		42,959,700
Investments	Shares	U.S. $ Fair Value
Peru 1.25%

Banks
Credicorp Ltd.	26,268	$10,522,435

Singapore 1.49%

Banks 1.03%
DBS Group Holdings Ltd.	151,240	8,726,049

Semiconductors & Semiconductor Equipment 0.46%
STMicroelectronics NV	72,660	3,881,381
Total Singapore		12,607,430

South Korea 7.10%

Aerospace & Defense 0.59%
Hanwha Aerospace Co. Ltd.	7,787	4,999,156

Banks 0.80%
KB Financial Group, Inc.	57,734	6,757,001

Electrical Equipment 0.35%
HD Hyundai Electric Co. Ltd.	6,400	2,959,546

Semiconductors & Semiconductor Equipment 1.65%
SK Hynix, Inc.	12,275	13,940,165

Technology Hardware, Storage & Peripherals 2.91%
Samsung Electronics Co. Ltd.	141,015	24,544,336

Tobacco 0.80%
KT&G Corp.	54,013	6,721,290
Total South Korea		59,921,494

Spain 4.93%

Banks 1.53%
Banco Santander SA	908,621	12,922,652

Construction & Engineering 0.66%
ACS Actividades de Construccion y Servicios SA	43,912	5,597,500

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Spain (continued)

Electric: Utilities 1.25%
Iberdrola SA	443,424	$10,532,909

Specialty Retail 1.49%
Industria de Diseno Textil SA	193,363	12,619,566
Total Spain		41,672,627

Sweden 1.75%

Machinery
Atlas Copco AB Class A	326,100	6,890,434
Sandvik AB	210,905	7,886,735
		14,777,169

Switzerland 5.42%

Capital Markets 1.15%
Julius Baer Group Ltd.	48,690	4,280,852
UBS Group AG Registered Shares	102,600	5,423,193
		9,704,045

Chemicals 0.93%
Givaudan SA Registered Shares	1,964	7,849,821

Electrical Equipment 1.12%
ABB Ltd. Registered Shares	96,302	9,501,049

Pharmaceuticals 0.99%
Sandoz Group AG	102,059	8,319,629

Textiles, Apparel & Luxury Goods 1.23%
Cie Financiere Richemont SA Class A	43,815	10,355,313
Total Switzerland		45,729,857

Taiwan 8.19%

Communications Equipment 0.22%
Accton Technology Corp.	28,675	1,858,626
Investments	Shares	U.S. $ Fair Value
Taiwan (continued)

Electronic Equipment, Instruments & Components 0.93%
Delta Electronics, Inc.	101,810	$5,008,809
Unimicron Technology Corp.	122,165	2,866,354
		7,875,163

Semiconductors & Semiconductor Equipment 6.68%
ASE Technology Holding Co. Ltd.	287,350	4,903,482
MediaTek, Inc.	26,960	2,871,986
Taiwan Semiconductor Manufacturing Co. Ltd.	657,004	48,595,458
		56,370,926

Technology Hardware, Storage & Peripherals 0.36%
Asia Vital Components Co. Ltd.	42,810	3,010,734
Total Taiwan		69,115,449

United Kingdom 5.87%

Banks 1.28%
HSBC Holdings PLC	509,276	10,845,190

Beverages 0.65%
Diageo PLC	248,416	5,457,287

Electrical Equipment 0.51%
DPC Holdings PLC *	93,809	4,277,690

Hotels, Restaurants & Leisure 0.47%
Compass Group PLC	124,676	3,959,193

Pharmaceuticals 1.53%
AstraZeneca PLC	40,390	6,870,755
GSK PLC	234,427	6,095,772
		12,966,527

Tobacco 0.67%
Imperial Brands PLC	149,002	5,654,754

Trading Companies & Distributors 0.76%
Diploma PLC	64,750	6,412,380
Total United Kingdom		49,573,021

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United States 7.23%

Biotechnology 0.72%
BeOne Medicines Ltd. Class H*	245,819	$6,076,642

Construction Materials 1.74%
CRH PLC	59,644	5,666,776
Holcim AG	99,246	9,013,931
		14,680,707

Electrical Equipment 1.25%
Schneider Electric SE	31,440	10,563,378

Interactive Media & Services 0.87%
Alphabet, Inc. Class A	20,679	7,364,412

Oil, Gas & Consumable Fuels 1.35%
Shell PLC	249,130	11,403,101

Pharmaceuticals 1.30%
Novartis AG Registered Shares	69,941	10,938,196
Total United States		61,026,436
Total Common Stocks (cost $626,109,280)		827,377,653
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.90%

Repurchase Agreements 3.90%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $28,995,100 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $33,644,271; proceeds: $32,993,452 (cost $32,984,519)	$32,984,519	$32,984,519
Total Investments in Securities 101.90% (cost $659,093,799)		860,362,172
Other Assets and Liabilities – Net (1.90)%		(16,071,655)
Net Assets 100.00%		$844,290,517

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $9,766,430, which represents 1.16% of net assets.
*	Non-income producing security.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$11,943,360	$–	$11,943,360
Austria	–	21,850,602	–	21,850,602
Brazil	5,118,506	–	–	5,118,506
Canada	33,615,366	–	–	33,615,366
Chile	–	6,142,028	–	6,142,028
China	–	18,237,925	–	18,237,925
Denmark	–	19,403,667	–	19,403,667
Finland	–	6,045,191	–	6,045,191
France	–	62,446,654	–	62,446,654
Germany	–	39,044,729	–	39,044,729
Greece	–	8,776,220	–	8,776,220
Hungary	–	12,330,286	–	12,330,286
India	–	7,491,587	–	7,491,587
Ireland	5,987,712	9,912,058	–	15,899,770
Italy	–	13,814,172	–	13,814,172
Japan	–	133,157,951	–	133,157,951
Mexico	4,154,021	–	–	4,154,021
Netherlands	3,347,828	39,611,872	–	42,959,700
Peru	10,522,435	–	–	10,522,435
Singapore	–	12,607,430	–	12,607,430
South Korea	–	59,921,494	–	59,921,494
Spain	–	41,672,627	–	41,672,627
Sweden	–	14,777,169	–	14,777,169
Switzerland	–	45,729,857	–	45,729,857
Taiwan	–	69,115,449	–	69,115,449
United Kingdom	8,236,883	41,336,138	–	49,573,021
United States	13,031,188	47,995,248	–	61,026,436
Short-Term Investments
Repurchase Agreements	–	32,984,519	–	32,984,519
Total	$84,013,939	$776,348,233	$–	$860,362,172

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.70%

COMMON STOCKS 94.70%

Australia 2.27%

Diversified REITS 1.10%
Charter Hall Group	225,000	$3,679,123

Metals & Mining 0.64%
Imdex Ltd.	820,000	2,118,290

Professional Services 0.41%
ALS Ltd.	90,000	1,358,391

Software 0.12%
IREN Ltd.*(a)	11,000	404,800
Total Australia		7,560,604

Austria 2.95%

Banks 1.76%
BAWAG Group AG†	28,876	5,855,924

Electronic Equipment, Instruments & Components 0.35%
AT&S Austria Technologie & Systemtechnik AG*	7,500	1,148,559

Machinery 0.84%
ANDRITZ AG	30,000	2,809,073
Total Austria		9,813,556

Belgium 1.51%

Banks 1.32%
KBC Ancora	43,000	4,393,604

Health Care REITS 0.19%
Aedifica SA	8,000	646,914
Total Belgium		5,040,518

Bermuda 0.59%
Capital Markets
Marex Group Ltd.	30,000	1,947,600
Investments	Shares	U.S. $ Fair Value
Burkina Faso 0.30%

Metals & Mining
IAMGOLD Corp.*	70,000	$990,691

Canada 11.77%

Consumer Staples Distribution & Retail 0.41%
North West Co., Inc.	37,800	1,371,138

Ground Transportation 1.56%
TFI International, Inc.	38,500	5,201,352

Insurance 0.96%
Definity Financial Corp.	56,000	3,196,976

Metals & Mining 2.83%
Capstone Copper Corp.*	196,100	1,861,890
DPM Metals, Inc.	157,000	5,519,107
Hudbay Minerals, Inc.	90,000	2,042,230
		9,423,227

Oil, Gas & Consumable Fuels 4.52%
Headwater Exploration, Inc.	440,000	4,158,790
NexGen Energy Ltd.*(a)	95,000	868,781
PrairieSky Royalty Ltd.	123,000	3,041,987
Tamarack Valley Energy Ltd.	455,000	4,352,498
Topaz Energy Corp.	116,000	2,618,968
		15,041,024

Retail REITS 0.71%
RioCan Real Estate Investment Trust	150,000	2,373,293

Trading Companies & Distributors 0.78%
Finning International, Inc.	39,000	2,584,513
Total Canada		39,191,523

Denmark 2.23%

Banks 1.39%
AL Sydbank	48,000	4,622,104

Pharmaceuticals 0.84%
ALK-Abello AS	82,000	2,804,595
Total Denmark		7,426,699

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Finland 1.33%

Machinery
Hiab OYJ	65,000	$4,417,224

France 4.86%

Aerospace & Defense 1.89%
Exail Technologies SA*	8,000	1,152,192
LISI SA	70,000	5,141,123
		6,293,315

Biotechnology 0.26%
Abivax SA ADR*	7,000	874,440

Commercial Services & Supplies 0.29%
Elis SA	33,000	946,569

Hotels, Restaurants & Leisure 0.86%
Accor SA	24,000	1,248,144
Cie des Alpes	68,000	1,602,113
		2,850,257

Oil, Gas & Consumable Fuels 0.43%
Gaztransport Et Technigaz SA	6,349	1,434,996

Software 1.13%
Planisware SA	140,781	3,767,337
Total France		16,166,914

Germany 6.10%

Capital Markets 1.21%
flatexDEGIRO SE	96,000	4,042,089

Chemicals 1.50%
Alzchem Group AG	16,400	2,922,906
Symrise AG	20,000	2,055,374
		4,978,280

Electrical Equipment 0.45%
Pfisterer Holding SE(a)	17,000	1,494,440

Interactive Media & Services 0.52%
Scout24 SE†	20,000	1,714,672

Machinery 1.53%
Deutz AG	160,000	1,825,617
Investments	Shares	U.S. $ Fair Value
Germany (continued)
JOST Werke SE†	38,500	$2,575,227
RENK Group AG	12,500	693,706
		5,094,550

Real Estate Management & Development 0.51%
TAG Immobilien AG	107,000	1,709,793

Semiconductors & Semiconductor Equipment 0.38%
AIXTRON SE	30,000	1,265,435
Total Germany		20,299,259

Greece 1.15%

Banks
Alpha Bank SA	770,000	3,818,223

Hong Kong 0.71%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	123,200	2,364,154

Ireland 1.08%

Household Durables
Cairn Homes PLC	1,280,000	3,603,571

Israel 0.96%

Capital Markets
Tel Aviv Stock Exchange Ltd.	83,157	3,202,957

Italy 4.12%

Aerospace & Defense 0.29%
Avio SpA(a)	28,622	962,821

Automobile Components 1.01%
Brembo NV	275,000	3,367,374

Chemicals 0.43%
SOL SpA	22,000	1,443,513

Hotels, Restaurants & Leisure 0.77%
Lottomatica Group SpA	94,833	2,563,730

Textiles, Apparel & Luxury Goods 0.73%
Brunello Cucinelli SpA	23,666	2,413,465

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Transportation Infrastructure 0.89%
Enav SpA†	509,115	$2,973,250
Total Italy		13,724,153

Japan 24.00%

Automobile Components 0.60%
Yokohama Rubber Co. Ltd.	42,000	1,995,036

Banks 2.78%
Gunma Bank Ltd.	335,000	5,264,645
Mebuki Financial Group, Inc.	429,000	3,975,109
		9,239,754

Beverages 1.57%
Coca-Cola Bottlers Japan Holdings, Inc.	218,000	5,238,743

Commercial Services & Supplies 2.02%
Daiei Kankyo Co. Ltd.	160,000	3,743,068
Japan Elevator Service Holdings Co. Ltd.	282,000	2,988,746
		6,731,814

Electrical Equipment 0.64%
Furukawa Electric Co. Ltd.	112,000	2,137,175

Electronic Equipment, Instruments & Components 2.34%
Anritsu Corp.	63,000	1,376,878
Azbil Corp.	396,000	4,100,585
Taiyo Yuden Co. Ltd.	37,500	2,319,042
		7,796,505

Food Products 1.11%
Kewpie Corp.	129,000	3,691,506

Health Care Equipment & Supplies 0.94%
Asahi Intecc Co. Ltd.	138,000	3,113,437

Hotels, Restaurants & Leisure 2.44%
Food & Life Cos. Ltd.	141,000	4,922,795
McDonald’s Holdings Co. Japan Ltd.	63,000	3,199,397
		8,122,192
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Information Technology Services 1.30%
Simplex Holdings, Inc.	603,400	$4,315,527

Machinery 2.55%
DMG Mori Co. Ltd.	288,000	6,589,411
Organo Corp.	21,200	1,907,391
		8,496,802

Real Estate Management & Development 0.61%
Tokyu Fudosan Holdings Corp.	242,800	2,018,014

Semiconductors & Semiconductor Equipment 2.24%
Kokusai Electric Corp.	44,500	2,003,155
Micronics Japan Co. Ltd.	22,000	1,793,936
SUMCO Corp.	95,000	1,931,352
Tokyo Seimitsu Co. Ltd.	16,600	1,728,529
		7,456,972

Specialty Retail 1.08%
USS Co. Ltd.	285,000	3,599,229

Wireless Telecommunication Services 1.78%
Okinawa Cellular Telephone Co.	244,400	5,926,279
Total Japan		79,878,985

Netherlands 5.61%

Biotechnology 1.36%
Newamsterdam Pharma Co. NV*	60,000	1,667,400
uniQure NV*	66,000	2,879,580
		4,546,980

Food Products 0.70%
Magnum Ice Cream Co. NV*	125,000	2,335,988

Insurance 1.23%
ASR Nederland NV	50,000	4,087,842

Machinery 1.62%
Aalberts NV	109,000	5,398,349

Semiconductors & Semiconductor Equipment 0.22%
BE Semiconductor Industries NV	3,183	729,922

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Trading Companies & Distributors 0.48%
IMCD NV	14,500	$1,584,785
Total Netherlands		18,683,866

New Zealand 0.80%

Transportation Infrastructure
Port of Tauranga Ltd.	555,000	2,648,074

Peru 1.03%

Banks
Intercorp Financial Services, Inc.	58,856	3,431,893

Singapore 0.71%

Capital Markets
iFAST Corp. Ltd.	335,000	2,373,870

Spain 1.08%

Air Freight & Logistics
Logista Integral SA	84,000	3,583,574

Sweden 2.59%

Building Products 0.40%
Munters Group AB†(a)	75,000	1,335,021

Commercial Services & Supplies 1.47%
Loomis AB	88,468	4,882,062

Electronic Equipment, Instruments & Components 0.72%
Lagercrantz Group AB Class B(a)	102,000	2,398,495
Total Sweden		8,615,578

Switzerland 5.29%

Building Products 1.66%
Belimo Holding AG Registered Shares	5,300	5,526,802

Capital Markets 0.71%
EFG International AG	118,300	2,353,706
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Electrical Equipment 0.59%
Accelleron Industries AG	11,000	$995,901
Huber & Suhner AG Registered Shares	4,100	966,436
		1,962,337

Life Sciences Tools & Services 1.23%
Tecan Group AG Registered Shares	17,750	4,101,990

Machinery 1.10%
VAT Group AG†	4,900	3,667,541
Total Switzerland		17,612,376

Taiwan 1.99%

Electronic Equipment, Instruments & Components 0.49%
Chroma ATE, Inc.	26,000	1,633,477

Semiconductors & Semiconductor Equipment 1.25%
ASPEED Technology, Inc.	3,500	1,528,609
Visual Photonics Epitaxy Co. Ltd.	300,000	2,623,081
		4,151,690

Technology Hardware, Storage & Peripherals 0.25%
AURAS Technology Co. Ltd.	31,000	846,622
Total Taiwan		6,631,789

United Kingdom 9.67%

Biotechnology 0.52%
Genus PLC	58,500	1,733,258

Construction & Engineering 1.19%
Balfour Beatty PLC	340,000	3,963,630

Construction Materials 0.73%
SigmaRoc PLC*	1,450,000	2,413,801

Electrical Equipment 0.69%
DPC Holdings PLC*	50,680	2,311,008

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Food Products 2.25%
Cranswick PLC	76,000	$5,479,954
Premier Foods PLC	766,913	2,008,300
		7,488,254

Health Care Equipment & Supplies 0.36%
Convatec Group PLC†	400,000	1,208,669

Insurance 0.97%
Hiscox Ltd.	132,000	3,222,634

Leisure Products 0.62%
Games Workshop Group PLC	8,000	2,062,255

Machinery 0.70%
IMI PLC	59,000	2,344,573

Textiles, Apparel & Luxury Goods 0.52%
Coats Group PLC	1,600,000	1,733,904

Trading Companies & Distributors 1.12%
Diploma PLC	37,500	3,713,734
Total United Kingdom		32,195,720
Total Common Stocks (cost $268,292,858)		315,223,371

	Principal Amount

SHORT-TERM INVESTMENTS 5.63%

Repurchase Agreements 4.96%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $17,494,600 of U.S. Treasury Bill at 0.000% due 7/8/2027; value: $16,853,520; proceeds: $16,527,350 (cost $16,522,875)	$16,522,875	16,522,875

Time Deposits 0.07%
CitiBank N.A.(b) (cost $220,745)	220,745	220,745
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.60%
Fidelity Government Portfolio(b) (cost $1,986,703)	1,986,703	$1,986,703
Total Short-Term Investments (cost $18,730,323)		18,730,323
Total Investments in Securities 100.33% (cost $287,023,181)		$333,953,694
Other Assets and Liabilities – Net (0.33)%		(1,083,203)
Net Assets 100.00%		$332,870,491

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $19,330,304, which represents 5.81% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$404,800	$7,155,804	$–	$7,560,604
Austria	–	9,813,556	–	9,813,556
Belgium	–	5,040,518	–	5,040,518
Bermuda	1,947,600	–	–	1,947,600
Burkina Faso	990,691	–	–	990,691
Canada	39,191,523	–	–	39,191,523
Denmark	–	7,426,699	–	7,426,699
Finland	–	4,417,224	–	4,417,224
France	874,440	15,292,474	–	16,166,914
Germany	–	20,299,259	–	20,299,259
Greece	–	3,818,223	–	3,818,223
Hong Kong	–	2,364,154	–	2,364,154
Ireland	–	3,603,571	–	3,603,571
Israel	–	3,202,957	–	3,202,957
Italy	–	13,724,153	–	13,724,153
Japan	–	79,878,985	–	79,878,985
Netherlands	4,546,980	14,136,886	–	18,683,866
New Zealand	–	2,648,074	–	2,648,074
Peru	3,431,893	–	–	3,431,893
Singapore	–	2,373,870	–	2,373,870
Spain	–	3,583,574	–	3,583,574
Sweden	–	8,615,578	–	8,615,578
Switzerland	–	17,612,376	–	17,612,376
Taiwan	–	6,631,789	–	6,631,789
United Kingdom	2,311,008	29,884,712	–	32,195,720
Short-Term Investments
Repurchase Agreements	–	16,522,875	–	16,522,875
Time Deposits	–	220,745	–	220,745
Money Market Funds	1,986,703	–	–	1,986,703
Total	$55,685,638	$278,268,056	$–	$333,953,694

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.52%

COMMON STOCKS 95.52%

Australia 4.66%

Insurance 1.17%
QBE Insurance Group Ltd.	373,452	$6,477,436

Metals & Mining 3.49%
BHP Group Ltd.	357,001	15,047,791
Glencore PLC*	575,173	4,236,350
		19,284,141
Total Australia		25,761,577

Austria 2.50%

Banks 2.25%
BAWAG Group AG †	21,725	4,405,733
Erste Group Bank AG	61,317	8,015,547
		12,421,280

Construction Materials 0.25%
Wienerberger AG	55,756	1,372,288
Total Austria		13,793,568

Canada 2.95%

Banks 1.19%
Bank of Nova Scotia	74,692	6,551,967

Oil, Gas & Consumable Fuels 1.76%
Pembina Pipeline Corp.	199,052	9,732,157
Total Canada		16,284,124

China 2.79%

Interactive Media & Services 0.75%
Tencent Holdings Ltd.	68,000	4,155,003

Marine Transportation 1.36%
SITC International Holdings Co. Ltd.	1,491,000	7,517,316
Investments	Shares	U.S. $ Fair Value
China (continued)

Technology Hardware, Storage & Peripherals 0.68%
Lenovo Group Ltd.	1,216,000	$3,718,762
Total China		15,391,081

Finland 0.50%

Communications Equipment
Nokia OYJ	300,502	2,777,519

France 8.79%

Banks 2.58%
BNP Paribas SA	72,933	9,267,494
Societe Generale SA	52,978	4,979,754
		14,247,248

Building Products 1.07%
Cie de Saint-Gobain SA	62,605	5,884,061

Chemicals 0.41%
Arkema SA	33,172	2,259,431

Construction & Engineering 0.97%
Eiffage SA	37,732	5,362,832

Diversified Telecommunication Services 0.41%
Orange SA	117,155	2,238,562

Gas Utilities 0.98%
Rubis SCA	139,470	5,391,571

Information Technology Services 0.22%
Capgemini SE	10,448	1,241,857

Insurance 1.36%
AXA SA	145,188	7,525,036

Media 0.79%
Publicis Groupe SA	41,142	4,391,107
Total France		48,541,705

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Germany 4.04%

Health Care Providers & Services 1.18%
Fresenius SE & Co. KGaA	126,281	$6,490,492

Industrial Conglomerates 1.56%
Siemens AG Registered Shares	26,328	8,626,274

Pharmaceuticals 1.30%
Bayer AG Registered Shares	129,589	7,191,636
Total Germany		22,308,402

Hong Kong 2.25%

Insurance 1.35%
Prudential PLC	497,344	7,474,358

Machinery 0.90%
Techtronic Industries Co. Ltd.	294,000	4,939,187
Total Hong Kong		12,413,545

Hungary 0.94%

Banks
OTP Bank Nyrt	35,116	5,202,148

Ireland 2.79%

Banks 1.58%
AIB Group PLC	736,622	8,761,101

Trading Companies & Distributors 1.21%
AerCap Holdings NV	44,154	6,662,839
Total Ireland		15,423,940

Italy 5.41%

Banks 1.22%
Banca Monte dei Paschi di Siena SpA	504,588	6,758,140
Investments	Shares	U.S. $ Fair Value
Italy (continued)

Beverages 1.34%
Coca-Cola HBC AG Class DI	109,975	$7,415,593

Electric: Utilities 2.07%
Enel SpA	1,011,094	11,418,687

Passenger Airlines 0.78%
Ryanair Holdings PLC	153,072	4,292,367
Total Italy		29,884,787

Japan 17.81%

Automobiles 1.48%
Toyota Motor Corp.	433,200	8,198,165

Banks 3.67%
Mizuho Financial Group, Inc.	188,900	9,793,368
Sumitomo Mitsui Financial Group, Inc.	244,189	10,492,534
		20,285,902

Capital Markets 1.37%
Nomura Holdings, Inc.	784,000	7,584,801

Chemicals 1.20%
Nissan Chemical Corp.	143,000	6,647,014

Electrical Equipment 1.05%
Fuji Electric Co. Ltd.	66,201	5,777,313

Electronic Equipment, Instruments & Components 0.27%
Murata Manufacturing Co. Ltd.	32,751	1,492,277

Household Durables 0.71%
Panasonic Holdings Corp.	147,600	3,902,907

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Industrial Conglomerates 0.95%
Hitachi Ltd.	160,850	$5,271,141

Insurance 1.56%
Sompo Holdings, Inc.	193,981	8,612,097

Pharmaceuticals 0.79%
Otsuka Holdings Co. Ltd.	62,700	4,347,581

Semiconductors & Semiconductor Equipment 0.47%
Renesas Electronics Corp.	128,500	2,575,622

Technology Hardware, Storage & Peripherals 1.40%
FUJIFILM Holdings Corp.	328,100	7,723,350

Trading Companies & Distributors 1.51%
Sumitomo Corp.	802,500	8,329,916

Wireless Telecommunication Services 1.38%
KDDI Corp.	415,400	7,653,211
Total Japan		98,401,297

Mexico 1.28%

Banks
Grupo Financiero Banorte SAB de CV Class O	611,668	7,083,829

Netherlands 4.88%

Banks 2.30%
ING Groep NV	362,017	12,721,837

Insurance 2.58%
NN Group NV	151,199	14,252,189
Total Netherlands		26,974,026

South Africa 0.76%

Metals & Mining
Anglo American PLC	83,350	4,219,302
Investments	Shares	U.S. $ Fair Value
South Korea 1.23%

Banks 0.76%
KB Financial Group, Inc.	35,843	$4,194,949

Technology Hardware, Storage & Peripherals 0.47%
Samsung Electronics Co. Ltd.	15,040	2,617,784
Total South Korea		6,812,733

Spain 2.57%

Banks 1.68%
Banco Santander SA	651,782	9,269,818

Electric: Utilities 0.89%
Iberdrola SA	206,582	4,907,063
Total Spain		14,176,881

Sweden 0.70%

Machinery
Volvo AB Class B	100,449	3,842,348

Switzerland 2.32%

Capital Markets 1.42%
Julius Baer Group Ltd.	89,132	7,836,536

Food Products 0.90%
Nestle SA Registered Shares	49,587	4,956,269
Total Switzerland		12,792,805

Taiwan 1.01%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	75,514	5,585,411

United Kingdom 17.34%

Banks 5.27%
HSBC Holdings PLC	931,297	19,832,257
Lloyds Banking Group PLC	6,011,926	9,292,125
		29,124,382

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Beverages 1.02%
Diageo PLC	257,062	$5,647,225

Broadline Retail 0.84%
Next PLC	23,253	4,656,601

Capital Markets 0.60%
St. James’s Place PLC	233,130	3,312,518

Electric: Utilities 1.00%
SSE PLC	174,738	5,520,575

Health Care Equipment & Supplies 0.70%
Smith & Nephew PLC	247,088	3,865,189

Household Durables 0.78%
Persimmon PLC	285,300	4,282,403

Personal Care Products 2.03%
Unilever PLC	176,541	11,232,878

Pharmaceuticals 2.42%
GSK PLC	300,796	7,821,555
Hikma Pharmaceuticals PLC	260,972	5,571,193
		13,392,748

Tobacco 1.85%
Imperial Brands PLC	268,505	10,189,996

Wireless Telecommunication Services 0.83%
Vodafone Group PLC	2,877,904	4,567,205
Total United Kingdom		95,791,720

United States 8.00%

Construction Materials 0.69%
Holcim AG	41,961	3,811,071

Oil, Gas & Consumable Fuels 5.28%
BP PLC	1,351,326	10,152,738
Shell PLC ADR	206,593	19,002,424
		29,155,162
Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 2.03%
Novartis AG Registered Shares	71,774	$11,224,862
Total United States		44,191,095
Total Common Stocks (cost $425,061,312)		527,653,843

	Principal Amount

SHORT-TERM INVESTMENTS 4.09%

Repurchase Agreements 4.09%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $19,862,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $23,047,824; proceeds: $22,601,905 (cost $22,595,785)	$22,595,785	22,595,785
Total Investments in Securities 99.61% (cost $447,657,097)		550,249,628
Other Assets and Liabilities – Net 0.39%		2,145,832
Net Assets 100.00%		$552,395,460

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $4,405,733, which represents 0.80% of net assets.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$25,761,577	$–	$25,761,577
Austria	–	13,793,568	–	13,793,568
Canada	16,284,124	–	–	16,284,124
China	–	15,391,081	–	15,391,081
Finland	–	2,777,519	–	2,777,519
France	–	48,541,705	–	48,541,705
Germany	–	22,308,402	–	22,308,402
Hong Kong	–	12,413,545	–	12,413,545
Hungary	–	5,202,148	–	5,202,148
Ireland	6,662,839	8,761,101	–	15,423,940
Italy	–	29,884,787	–	29,884,787
Japan	–	98,401,297	–	98,401,297
Mexico	7,083,829	–	–	7,083,829
Netherlands	–	26,974,026	–	26,974,026
South Africa	–	4,219,302	–	4,219,302
South Korea	–	6,812,733	–	6,812,733
Spain	–	14,176,881	–	14,176,881
Sweden	–	3,842,348	–	3,842,348
Switzerland	–	12,792,805	–	12,792,805
Taiwan	–	5,585,411	–	5,585,411
United Kingdom	–	95,791,720	–	95,791,720
United States	19,002,424	25,188,671	–	44,191,095
Short-Term Investments
Repurchase Agreements	–	22,595,785	–	22,595,785
Total	$49,033,216	$501,216,412	$–	$550,249,628

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.98%

COMMON STOCKS 97.98%

Aerospace & Defense 5.34%
AAR Corp.*	23,271	$3,258,871
Applied Aerospace & Defense, Inc.*	54,761	1,024,031
Mercury Systems, Inc.*	22,872	2,220,871
TAT Technologies Ltd. (Israel)*(a)	68,712	2,672,897
VSE Corp.	11,372	2,210,603
Total		11,387,273

Beverages 1.32%
Vita Coco Co., Inc.*	42,477	2,800,933

Biotechnology 18.95%
Celcuity, Inc.*	27,293	2,357,569
CG oncology, Inc.*	21,060	1,499,261
Cogent Biosciences, Inc.*	150,222	5,848,142
Dianthus Therapeutics, Inc.*	25,441	2,720,152
Forte Biosciences, Inc.*	73,673	5,643,352
Jade Biosciences, Inc.*	125,717	2,482,911
Mirum Pharmaceuticals, Inc.*	25,930	2,747,284
Newamsterdam Pharma Co. NV (Netherlands)*(a)	65,889	1,831,055
Oruka Therapeutics, Inc.*	25,176	2,429,736
Praxis Precision Medicines, Inc.*	8,017	2,467,873
PTC Therapeutics, Inc.*	34,208	2,326,486
Relay Therapeutics, Inc.*	109,963	2,070,603
Twist Bioscience Corp.*	22,572	2,066,467
Tyra Biosciences, Inc.*	51,783	1,650,842
uniQure NV (Netherlands)*(a)	51,240	2,235,601
Total		40,377,334

Broadline Retail 1.86%
Pattern Group, Inc. Class A*	172,345	3,967,382

Capital Markets 4.47%
Marex Group Ltd.	37,980	2,465,661
Miami International Holdings, Inc.*	59,920	2,818,637
Investments	Shares	Fair Value
Capital Markets (continued)
StoneX Group, Inc.*	20,298	$1,554,218
WisdomTree, Inc.	138,762	2,687,820
Total		9,526,336

Communications Equipment 1.69%
Applied Optoelectronics, Inc.*	11,770	1,110,146
Extreme Networks, Inc.*	41,935	1,263,921
Gilat Satellite Networks Ltd. (Israel)*(a)	111,111	1,227,777
Total		3,601,844

Construction & Engineering 4.52%
Argan, Inc.	2,544	1,451,174
Cardinal Infrastructure Group, Inc. Class A*	60,087	3,718,784
Legence Corp. Class A*	35,976	2,299,946
MYR Group, Inc.*	6,460	2,152,601
Total		9,622,505

Consumer Finance 0.87%
Dave, Inc.*	4,988	1,858,978

Consumer Staples Distribution & Retail 1.78%
Chefs’ Warehouse, Inc.*	32,950	3,800,782

Diversified Consumer Services 3.58%
American Public Education, Inc.*	33,105	1,605,924
Lincoln Educational Services Corp.*	81,155	3,393,902
Universal Technical Institute, Inc.*	66,965	2,632,394
Total		7,632,220

Electronic Equipment, Instruments & Components 3.90%
Bel Fuse, Inc. Class B	13,923	3,786,638
Ouster, Inc.*	56,605	2,208,161
Unusual Machines, Inc.*(b)	71,125	1,505,005
Vishay Precision Group, Inc.*	8,776	807,831
Total		8,307,635

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2026

Investments	Shares	Fair Value
Energy Equipment & Services 1.18%
Forum Energy Technologies, Inc.*	40,182	$2,518,206

Entertainment 3.18%
IMAX Corp. (Canada)*(a)	80,694	3,860,401
Sphere Entertainment Co.*	20,381	2,919,578
Total		6,779,979

Financial Services 0.65%
Sezzle, Inc.*	8,968	1,387,798

Food Products 1.70%
Mama’s Creations, Inc.*	197,040	3,631,447

Health Care Providers & Services 3.32%
Billiontoone, Inc. Class A*	23,434	3,247,952
Hinge Health, Inc. Class A*	51,295	3,832,250
Total		7,080,202

Health Care Technology 0.39%
HeartFlow, Inc.*	32,888	829,764

Hotels, Restaurants & Leisure 4.66%
Lindblad Expeditions Holdings, Inc.*	152,684	4,516,393
Navan, Inc. Class A*	203,265	5,410,914
Total		9,927,307

Information Technology Services 2.24%
Applied Digital Corp.*(b)	54,140	1,482,895
Fastly, Inc. Class A*	99,749	2,260,312
SharonAI Holdings, Inc.*(b)	21,367	1,030,958
Total		4,774,165

Insurance 1.34%
Neptune Insurance Holdings, Inc. Class A*	89,928	2,851,617

Life Sciences Tools & Services 5.40%
10X Genomics, Inc. Class A*	89,105	4,211,994
Adaptive Biotechnologies Corp.*	247,344	5,582,554
Alamar Biosciences, Inc.*	67,817	1,719,839
Total		11,514,387
Investments	Shares	Fair Value
Machinery 4.00%
CECO Environmental Corp.*	64,212	$4,230,929
Helios Technologies, Inc.	19,921	1,552,045
Mayville Engineering Co., Inc.*	42,094	1,080,553
Standex International Corp.	5,584	1,655,656
Total		8,519,183

Media 0.23%
Liftoff Mobile, Inc.*	22,454	498,479

Pharmaceuticals 4.24%
Enliven Therapeutics, Inc.*	90,937	4,984,257
Nektar Therapeutics*	33,756	2,385,536
Rapport Therapeutics, Inc.*	40,650	1,665,837
Total		9,035,630

Professional Services 2.31%
BlackSky Technology, Inc.*(b)	72,793	1,677,878
Innodata, Inc.*	21,683	1,362,343
Willdan Group, Inc.*	27,362	1,875,118
Total		4,915,339

Semiconductors & Semiconductor Equipment 5.53%
Aehr Test Systems*	69,289	5,541,734
Ambiq Micro, Inc.*	33,096	2,104,575
Navitas Semiconductor Corp.*	212,162	2,304,079
Penguin Solutions, Inc.*	35,003	1,842,208
Total		11,792,596

Software 4.64%
Agilysys, Inc.*	20,883	2,196,056
Cleanspark, Inc.*(b)	82,713	1,138,131
Ooma, Inc.*	78,211	1,701,089
Red Violet, Inc.*	47,864	3,320,805
Terawulf, Inc.*(b)	86,433	1,526,407
Total		9,882,488

Specialty Retail 1.60%
Citi Trends, Inc.*	29,630	1,975,432
Warby Parker, Inc. Class A*	53,368	1,424,392
Total		3,399,824

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2026

Investments	Shares	Fair Value
Trading Companies & Distributors 3.09%
Transcat, Inc.*	31,472	$2,686,765
Xometry, Inc. Class A*	45,580	3,907,117
Total		6,593,882
Total Common Stocks (cost $146,864,426)		208,815,515

	Principal Amount

SHORT-TERM INVESTMENTS 4.33%

Repurchase Agreements 2.07%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $4,682,000 of U.S. Treasury Bill at 0.000% due 7/8/2027; value: $4,510,449; proceeds: $4,423,121 (cost $4,421,924)	$4,421,924	4,421,924

Time Deposits 0.23%
CitiBank N.A.(c) (cost $479,981)	479,981	479,981
Investments	Shares	Fair Value
Money Market Funds 2.03%
Fidelity Government Portfolio(c) (cost $4,319,833)	4,319,833	$4,319,833
Total Short-Term Investments (cost $9,221,738)		9,221,738
Total Investments in Securities 102.31% (cost $156,086,164)		218,037,253
Other Assets and Liabilities – Net (2.31)%		(4,930,782)
Net Assets 100.00%		$213,106,471

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$208,815,515	$–	$–	$208,815,515
Short-Term Investments
Repurchase Agreements	–	4,421,924	–	4,421,924
Time Deposits	–	479,981	–	479,981
Money Market Funds	4,319,833	–	–	4,319,833
Total	$213,135,348	$4,901,905	$–	$218,037,253

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.28%

COMMON STOCKS 99.28%

Aerospace & Defense 1.67%
Curtiss-Wright Corp.	25,832	$18,702,368

Banks 5.84%
East West Bancorp, Inc.	183,345	24,018,195
First BanCorp	758,733	21,950,146
Wintrust Financial Corp.	120,593	19,239,407
Total		65,207,748

Beverages 1.56%
Coca-Cola Consolidated, Inc.	92,773	17,432,047

Biotechnology 1.85%
United Therapeutics Corp.*	39,808	20,609,000

Building Products 0.89%
Builders FirstSource, Inc.*	149,403	9,926,335

Capital Markets 8.85%
Affiliated Managers Group, Inc.	55,323	20,288,604
Cboe Global Markets, Inc.	54,705	16,971,132
Moelis & Co. Class A	201,619	13,524,603
SEI Investments Co.	308,978	31,818,554
TPG, Inc.	372,378	16,258,023
Total		98,860,916

Chemicals 3.34%
Avient Corp.	437,964	15,906,852
Element Solutions, Inc.	583,679	21,438,530
Total		37,345,382

Commercial Services & Supplies 2.02%
Brady Corp. Class A	239,706	22,597,085

Construction & Engineering 4.58%
EMCOR Group, Inc.	21,144	16,860,860
Valmont Industries, Inc.	36,280	17,476,076
WillScot Holdings Corp.	693,864	16,847,018
Total		51,183,954
Investments	Shares	Fair Value
Electric: Utilities 1.61%
IDACORP, Inc.(a)	126,070	$18,016,664

Electrical Equipment 1.40%
Sensata Technologies Holding PLC	337,392	15,617,876

Electronic Equipment, Instruments & Components 9.53%
Advanced Energy Industries, Inc.	46,087	13,343,108
CDW Corp.	135,049	19,961,593
Jabil, Inc.	60,807	19,157,245
Littelfuse, Inc.	60,769	26,867,798
TD SYNNEX Corp.	105,913	27,081,954
Total		106,411,698

Energy Equipment & Services 1.76%
TechnipFMC PLC (United Kingdom)(b)	274,091	19,641,361

Ground Transportation 1.03%
Landstar System, Inc.	65,736	11,488,681

Health Care Equipment & Supplies 1.69%
Globus Medical, Inc. Class A*	239,177	18,844,756

Health Care Providers & Services 4.66%
Guardant Health, Inc.*	100,031	16,204,022
Labcorp Holdings, Inc.	56,983	17,619,143
Molina Healthcare, Inc.*	93,365	18,264,061
Total		52,087,226

Hotels, Restaurants & Leisure 3.73%
Expedia Group, Inc.	68,895	20,306,112
Texas Roadhouse, Inc.	103,680	21,300,019
Total		41,606,131

Industrial REITS 1.62%
First Industrial Realty Trust, Inc.	274,591	18,079,071

Information Technology Services 1.51%
Okta, Inc.*	118,913	16,877,322

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2026

Investments	Shares	Fair Value
Insurance 4.15%
American Financial Group, Inc.	84,009	$11,905,755
Ryan Specialty Holdings, Inc.(a)	293,818	12,975,003
White Mountains Insurance Group Ltd.	10,211	21,419,921
Total		46,300,679

Leisure Products 3.27%
Acushnet Holdings Corp.	187,924	19,031,064
YETI Holdings, Inc.*	356,576	17,450,829
Total		36,481,893

Life Sciences Tools & Services 1.13%
Repligen Corp.*	89,421	12,609,255

Machinery 7.73%
AGCO Corp.	148,459	15,166,571
Crane Co.	122,723	26,196,452
Lincoln Electric Holdings, Inc.	103,701	27,098,108
Mueller Industries, Inc.	269,009	17,864,888
Total		86,326,019

Metals & Mining 1.53%
Reliance, Inc.	42,158	17,120,364

Multi-Utilities 1.29%
CMS Energy Corp.	199,437	14,357,470

Oil, Gas & Consumable Fuels 4.14%
DT Midstream, Inc.	113,599	15,676,662
Expand Energy Corp.	127,690	12,006,690
Permian Resources Corp. Class A	871,580	18,573,370
Total		46,256,722

Personal Care Products 1.85%
Interparfums, Inc.	165,571	20,621,868

Pharmaceuticals 1.12%
Phibro Animal Health Corp. Class A	343,781	12,489,564
Investments	Shares	Fair Value
Professional Services 2.30%
CACI International, Inc. Class A*	28,675	$14,272,981
Genpact Ltd.	324,108	11,398,879
Total		25,671,860

Semiconductors & Semiconductor Equipment 3.78%
Enphase Energy, Inc.*	122,072	4,582,583
Nova Ltd. (Israel)*(a)(b)	21,575	8,433,020
Silicon Motion Technology Corp. ADR	115,169	29,206,858
Total		42,222,461

Software 1.55%
Descartes Systems Group, Inc. (Canada)*(b)	230,794	17,346,477

Specialty Retail 1.58%
Dick’s Sporting Goods, Inc.	90,297	17,690,085

Technology Hardware, Storage & Peripherals 1.53%
Everpure, Inc. Class A*	221,445	17,088,911

Textiles, Apparel & Luxury Goods 1.56%
Ralph Lauren Corp.	45,688	17,376,974

Trading Companies & Distributors 1.63%
AerCap Holdings NV (Ireland)(b)	120,374	18,164,437
Total Common Stocks (cost $802,826,030)		$1,108,660,660

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND July 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.22%

Repurchase Agreements 0.43%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $4,191,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $4,863,729; proceeds: $4,769,578 (cost $4,768,287)	$4,768,287	$4,768,287

Time Deposits 0.08%
CitiBank N.A.(c) (cost $887,230)	887,230	887,230
Investments	Shares	Fair Value
Money Market Funds 0.71%
Fidelity Government Portfolio(c) (cost $7,985,068)	7,985,068	$7,985,068
Total Short-Term Investments (cost $13,640,585)		13,640,585
Total Investments in Securities 100.50% (cost $816,466,615)		1,122,301,245
Other Assets and Liabilities – Net (0.50)%		(5,558,686)
Net Assets 100.00%		$1,116,742,559

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,108,660,660	$–	$–	$1,108,660,660
Short-Term Investments
Repurchase Agreements	–	4,768,287	–	4,768,287
Time Deposits	–	887,230	–	887,230
Money Market Funds	7,985,068	–	–	7,985,068
Total	$1,116,645,728	$5,655,517	$–	$1,122,301,245

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	45

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the Affiliated Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

Notes to Schedule of Investments (unaudited)(continued)

values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received	Non-Cash Collateral
Focused Growth Fund	$577,937	$610,629	$–
Growth Leaders Fund	20,181,528	21,323,106	–
Health Care Fund	61,048	64,830	–
International Opportunities Fund	2,108,262	2,207,448	–
Micro Cap Growth Fund	4,848,814	4,799,814	189,165
Value Opportunities Fund	17,223,970	8,872,298	8,729,927

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated funds during the period ended July 31, 2026:

Affiliated funds	Value at 10/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 7/31/2026	Shares as of 7/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc.- Class I	$130,302,038	$44,453	$(21,836,350)	$8,270,192	$11,206,140	$127,986,473	3,174,268	$3,304	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund-Class I	59,224,467	2,666,137	(3,057,191)	101,486	9,738,329	68,673,228	2,065,360	76,465	2,589,672
Lord Abbett Securities Trust-International Opportunities Fund-Class I	118,931,703	2,289,331	(6,425,655)	2,068,460	10,280,975	127,144,814	5,100,073	2,100,793	–
Lord Abbett Securities Trust - Micro Cap Growth Fund- Class I	68,508,557	46,124	(10,713,010)	5,012,765	7,212,898	70,067,334	2,322,417	4,975	–
Lord Abbett Research Fund, Inc. - Small - Cap Value Fund-Class I	118,128,818	7,128,448	(7,190,106)	(728,881)	21,112,475	138,450,754	5,790,496	476,903	5,308,291
Lord Abbett Securities Trust - Value Opportunities Fund-Class I	118,151,820	9,263,379	(3,812,672)	36,683	10,663,196	134,302,406	6,226,351	548,880	6,314,499
Total	$613,247,403	$21,437,872	$(53,034,984)	$14,760,705	$70,214,013	$666,625,009		$3,211,320	$14,212,462

Investments in Affiliated Funds (unaudited)

Alpha Strategy Fund invests in Affiliated Funds managed by Lord Abbett. As of July 31, 2026, Alpha Strategy Fund’s long-term investments were allocated among the Affiliated Funds as follows:

Affiliated Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.20%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.30%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.07%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.51%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.77%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.15%
Total	100.00%

Each Affiliated Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Affiliated Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Affiliated Fund is also filed with the SEC on Form N-PORT as of the end of each respective Affiliated Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Affiliated Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-SET-3Q
(09/26)